Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 17, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1 ($) (1)	Compensation Actually Paid to PEO 1 ($) (2)	Summary Compensation Table Total for PEO 2 ($) (3)	Compensation Actually Paid to PEO 2 ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (5)	Average Compensation Actually Paid to Non-PEO NEO's($) (6)	TSR ($) (7)	Computer Services Peer Group TSR ($) (8)	Banks Peer Group TSR ($) (8)	Net Income (thousands) ($)	Diluted Earnings per Share ($) (9)	Return on Average Equity (%) (9)
2025	—	—	2,046,984	2,073,705	756,875	764,852	122	142	217	35,116	2.61	14.98
2024	—	—	1,673,109	1,548,560	621,522	598,598	117	120	168	19,168	1.39	8.37
2023	1,954,701	1,807,783	1,517,412	1,477,581	623,075	594,896	124	104	125	30,059	2.18	14.24
2022	2,348,500	2,598,605	—	—	823,621	908,458	123	84	114	34,904	2.53	16.53
2021	2,378,033	2,097,985	—	—	699,339	718,559	104	118	137	28,604	2.00	11.29

Company Selected Measure Name			net income
Named Executive Officers, Footnote			"PEO 1" refers to Mr. Brunngraber, who served as the Company's CEO for 2021 and 2022, and from January 1, 2023 until stepping down from his position as CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table."PEO 2" refers to Mr. Resch, who began serving as the Company's CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Resch for 2025, 2024, and 2023 in the “Total” column of the Summary Compensation Table.The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber for all years presented and Mr. Resch for 2025, 2024 and 2023, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2025, 2024 and 2023, this group includes Mr. Normile, Mr. Cavellier, Mr. Schuckman, and Mr. Erdbruegger; (ii) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; and (iii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum. Mr. Resch was appointed CEO effective April 2023 upon Mr. Brunngraber's retirement from CEO. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.
Peer Group Issuers, Footnote			Given the Company’s unique operating structure with operations in banking, fintech, and business services, the Company has historically elected to compare its cumulative TSR to the cumulative TSR of both the Nasdaq US Benchmark Computer Services TR Index and the NASDAQ Banks Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation for 2023, 2022, and 2021, as reported in the Summary Compensation Table to the CAP for those fiscal years is shown in the table below.

Year	Reported Summary Compensation Table Total for PEO 1 (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2023	1,954,701	(146,918)	—	—	1,807,783
2022	2,348,500	250,105	—	—	2,598,605
2021	2,378,033	(14,683)	(277,533)	12,168	2,097,985
(a)The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
(b)The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 86.7%, 52.9%, and 94.4% in 2023, 2022, and 2021 respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2023	(1,081,251)	996,326	(37,893)	39,984	(64,084)	(146,918)
2022	(1,018,750)	1,179,361	260,858	13,527	(184,891)	250,105
2021	(956,249)	922,919	13,512	26,694	(21,559)	(14,683)
(c)Represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table. The change in pension value for Mr. Brunngraber was a decrease of $27,296 and $1,886,111 for 2023 and 2022, respectively.
(d)Represents the service cost for the SERP and qualified pension plan for Mr. Brunngraber. For 2023 and 2022, there was no service cost for the SERP and qualified pension plan as the benefits were frozen in February 2021.
The dollar amounts reported represent the amount of CAP to Mr. Resch as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Resch during the reported year. A reconciliation of Mr. Resch’s total compensation for 2025, 2024, and 2023, as reported in the Summary Compensation Table, to the CAP is shown in the table below.

Year	Reported Summary Compensation Table Total for PEO 2 (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Compensation Actually Paid
2025	2,046,984	26,721	2,073,705
2024	1,673,109	(124,549)	1,548,560
2023	1,517,412	(39,831)	1,477,581
(a)The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
(b)The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 99.1%, 135.4% and 86.7% in 2025, 2024 and 2023, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2025	(860,627)	861,872	21,477	6,670	(2,671)	26,721
2024	(843,725)	779,336	(117,100)	(7,285)	64,225	(124,549)
2023	(729,978)	727,918	(14,630)	(23,141)	—	(39,831)

Non-PEO NEO Average Total Compensation Amount			$ 756,875	$ 621,522	$ 623,075	$ 823,621	$ 699,339
Non-PEO NEO Average Compensation Actually Paid Amount			$ 764,852	598,598	594,896	908,458	718,559
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber in all years presented and Mr. Resch in 2025, 2024, and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2025	756,875	7,977	—	—	764,852
2024	621,522	(22,924)	—	—	598,598
2023	623,075	(28,179)	—	—	594,896
2022	823,621	84,837	—	—	908,458
2021	699,339	(3,206)	(9,004)	31,430	718,559
(a)The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
(b)The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 99.1%, 135.4%, 86.7%, 52.9%, and 94.4% in 2025, 2024, 2023, 2022, and 2021, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2025	(234,073)	234,412	5,881	2,949	(1,192)	7,977
2024	(227,529)	210,165	(40,843)	(5,407)	40,690	(22,924)
2023	(220,226)	202,928	(8,234)	4,393	(7,040)	(28,179)
2022	(284,936)	329,858	59,405	1,539	(21,029)	84,837
2021	(251,398)	245,357	2,169	3,458	(2,792)	(3,206)
(c)For 2021, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company's defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Appelbaum. For 2022, 2023, 2024 and 2025, there are no changes in pension value included in the reported averages for the remaining non-PEO named executive officers in the reported fiscal years, as the Company's pension plan and SERP were frozen prior to their dates of hire.
(d)For 2021, the amount reported represents the service cost for the SERP and qualified pension plan for Mr. Appelbaum. For 2022, 2023, 2024 and 2025, there was no service cost for the SERP and qualified pension plan for the remaining non-PEO named executive officers in the reported fiscal years, as the Company's pension plan and SERP were frozen prior to their dates of hire.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Net Income (NIAT) •Return on Average Equity •Diluted Earnings per Share
Total Shareholder Return Amount			$ 122	117	124	123	104
Net Income (Loss)			$ 35,116,000	$ 19,168,000	30,059,000	$ 34,904,000	$ 28,604,000
PEO Name	Mr. Brunngraber	Mr. Resch	Mr. Resch	Mr. Resch		Mr. Brunngraber	Mr. Brunngraber
Additional 402(v) Disclosure	The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in the Company's stock as of December 31, 2020 and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025.Diluted Earnings per Share and Return on Average Equity are equally weighted and selected as the most important performance measurements for the current year other than net income which is also presented in the table. The Company uses net income for purposes of evaluating Company performance as it relates to payouts under the profit-sharing bonus program. The Company uses ROE and diluted EPS, weighted equally, in evaluating the achievement of performance goals for purposes of LTIC payouts.

Peer Group, Computer Services, Total Shareholder Return Amount			$ 142	$ 120	104	$ 84	$ 118
Peer Group, Banks, Total Shareholder Return Amount			$ 217	$ 168	$ 125	$ 114	$ 137
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount			2.61	1.39	2.18	2.53	2.00
Name			Diluted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount			14.98	8.37	14.24	16.53	11.29
Name			Return on Average Equity
Mr. Resch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,046,984	$ 1,673,109	$ 1,517,412
PEO Actually Paid Compensation Amount			2,073,705	1,548,560	1,477,581
Mr. Brunngraber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,954,701	$ 2,348,500	$ 2,378,033
PEO Actually Paid Compensation Amount					1,807,783	2,598,605	2,097,985
PEO | Mr. Resch [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,721	(124,549)	(39,831)
PEO | Mr. Resch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(860,627)	(843,725)	(729,978)
PEO | Mr. Resch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			861,872	779,336	727,918
PEO | Mr. Resch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,477	(117,100)	(14,630)
PEO | Mr. Resch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,670	(7,285)	(23,141)
PEO | Mr. Resch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,671)	64,225	0
PEO | Mr. Brunngraber [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	(277,533)
PEO | Mr. Brunngraber [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	12,168
PEO | Mr. Brunngraber [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(146,918)	250,105	(14,683)
PEO | Mr. Brunngraber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,081,251)	(1,018,750)	(956,249)
PEO | Mr. Brunngraber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					996,326	1,179,361	922,919
PEO | Mr. Brunngraber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(37,893)	260,858	13,512
PEO | Mr. Brunngraber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					39,984	13,527	26,694
PEO | Mr. Brunngraber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(64,084)	(184,891)	(21,559)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	31,430
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(9,004)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,977	(22,924)	(28,179)	84,837	(3,206)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(234,073)	(227,529)	(220,226)	(284,936)	(251,398)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			234,412	210,165	202,928	329,858	245,357
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,881	(40,843)	(8,234)	59,405	2,169
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,949	(5,407)	4,393	1,539	3,458
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,192)	$ 40,690	$ (7,040)	$ (21,029)	$ (2,792)